LONG-TERM DEBT AND REDEEMABLE PREFERRED SHARES - Successor Senior Notes (Details) - Senior Notes Due 2029 - Senior Notes - USD ($)	Oct. 05, 2021	Dec. 31, 2021	Nov. 09, 2021	Oct. 06, 2021
Debt Instrument [Line Items]
Debt face amount	$ 600,000,000.0		$ 675,000,000.0	$ 675,000,000.0
Debt interest rate	5.00%		5.00%
Percentage of principal amount redeemed	40.00%
Redemption price percentage	105.00%
Debt issuance costs, gross	$ 11,000,000.0	$ 10,900,000